Operating costs - Other external charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Research and development expenditure	$ 74	$ 69	$ 63
Maintenance and repairs expense	$ 179	$ 171	$ 171